Provision for contingencies (Details Text) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Provision For Contingencies Details Text [Abstract]
Tax lawsuits classified as possible losses	R$ 29,726	R$ 25,800